Regulatory Requirements - Insurance Company Statutory Financial Information and Securities on Deposit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Regulatory Requirements
Government debt securities on deposit with states as required by law	$ 4	$ 5
RiverSource Life Insurance Company
Regulatory Requirements
Statutory net gain from operations	1,615	1,366	$ 1,393
Statutory net income	$ 1,769	$ 253	$ 1,582